Accounts receivable, net (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk, Customer	Concentration of credit risk with respect to accounts receivable is limited due to the Company’s large number of customers, who are internationally dispersed and have a variety of end markets in which they sell. Due to these factors, management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company’s trade receivables.
ZIM Integrated Shipping Services Ltd [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	11.30%
Time Charter and Voyage Revenues [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	10.00%	10.00%	10.00%